CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash (including RMB552,153 and RMB730,960 of VIEs as of December 31, 2018 and 2019, respectively)	¥ 5,810,938		¥ 2,161,622
Restricted cash (including RMB87 and nil of VIEs as of December 31, 2018 and 2019, respectively)	34,299		87
Accounts receivable, net of allowance for doubtful accounts (including RMB517,346 and RMB858,764 of VIEs as of December 31, 2018 and 2019, respectively)	879,962		536,842
Value-added-tax ("VAT") recoverable (including RMB39,671 and RMB46,817 of VIEs as of December 31, 2018 and 2019, respectively)	129,994		163,476
Prepaid expenses (including RMB32,962 and RMB39,124 of VIEs as of December 31, 2018 and 2019, respectively)	80,913	¥ 66,894	64,843
Other current assets (including RMB59,499 and RMB32,929 of VIEs as of December 31, 2018 and 2019, respectively)	148,603		110,526
Total current assets	7,084,709		3,037,396
Property and equipment, net (including RMB3,058,294 and RMB2,911,727 of VIEs as of December 31, 2018 and 2019, respectively)	19,184,639	13,658,226	13,994,945
Intangible assets, net (including RMB181,025 and RMB159,860 of VIEs as of December 31, 2018 and 2019, respectively)	394,628	437,940	482,492
Prepaid land use rights, net	747,187		756,957
Operating lease right-of-use assets (including RMB91,329 of VIEs as of December 31, 2019)	796,679	513,961
Goodwill	1,905,840		1,751,970	¥ 1,570,755
Deferred tax assets (including RMB16,676 and RMB34,157 of VIEs as of December 31, 2018 and 2019, respectively)	72,931		36,974
Restricted cash (including RMB39,346 and RMB29,508 of VIEs as of December 31, 2018 and 2019, respectively)	128,025		123,039
VAT recoverable (including RMB115,054 and RMB136,011 of VIEs as of December 31, 2018 and 2019, respectively)	888,483		488,526
Other non-current assets (including RMB81,290 and RMB75,873 of VIEs as of December 31, 2018 and 2019, respectively)	289,410		212,944
Total assets	31,492,531		20,885,243
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including RMB235,250 and RMB254,000 of VIEs without recourse to the primary beneficiary as of December 31, 2018 and 2019, respectively)	1,137,737		1,283,320
Accounts payable (including RMB212,698 and RMB181,448 of VIEs without recourse to the primary beneficiary as of December 31, 2018 and 2019, respectively)	1,675,966	1,504,156	1,508,020
Accrued expenses and other payables (including RMB148,945 and RMB160,401 of VIEs without recourse to the primary beneficiary as of December 31, 2018 and 2019, respectively)	817,883	463,479	476,564
Deferred revenue (including RMB54,101 and RMB68,003 of VIEs without recourse to the primary beneficiary as of December 31, 2018 and 2019, respectively)	90,316		73,077
Operating lease liabilities, current (including RMB31,869 of VIEs without recourse to the primary beneficiary as of December 31, 2019)	55,139	67,006
Finance lease and other financing obligations, current (including RMB96,787 and RMB125,318 of VIEs without recourse to the primary beneficiary as of December 31, 2018 and 2019, respectively)	222,473		166,898
Total current liabilities	3,999,514		3,507,879
Long-term borrowings, excluding current portion (including RMB60,000 and RMB12,500 of VIEs without recourse to the primary beneficiary as of December 31, 2018 and 2019, respectively)	8,028,473		5,203,708
Convertible bonds payable	2,049,654		2,004,714
Operating lease liabilities, non-current (including RMB66,387 of VIEs without recourse to the primary beneficiary as of December 31, 2019)	709,998	416,601
Finance lease and other financing obligations, non-current (including RMB1,068,862 and RMB921,965 of VIEs without recourse to the primary beneficiary as of December 31, 2018 and 2019, respectively)	4,751,121	¥ 3,802,410	4,134,327
Deferred tax liabilities (including RMB69,624 and RMB76,297 of VIEs without recourse to the primary beneficiary as of December 31, 2018 and 2019, respectively)	252,672		171,878
Other long-term liabilities (including RMB10,740 and RMB29,950 of VIEs without recourse to the primary beneficiary as of December 31, 2018 and 2019, respectively)	345,537		340,812
Total liabilities	20,136,969		15,363,318
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2019; Redemption value of RMB1,061,981 as of December 31, 2019; Liquidation value of RMB1,537,636 as of December 31, 2019)	1,061,981
Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 939,479,307 and 1,148,842,379 Class A ordinary shares issued and outstanding as of December 31, 2018 and 2019, respectively; 67,590,336 and 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2018 and 2019, respectively)	412		341
Additional paid-in capital	12,403,043		7,275,945
Accumulated other comprehensive loss	(52,684)		(139,254)
Accumulated deficit	(2,057,190)		(1,615,107)
Total shareholders' equity	10,293,581		5,521,925	¥ 4,475,512	¥ 2,986,474
Total liabilities, redeemable preferred shares and shareholders' equity	¥ 31,492,531		¥ 20,885,243